PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

9. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Computers and equipment	265,098,467	270,992,348	38,168,474
Office furniture and fixtures	1,710,298	1,651,530	232,613
Motor vehicles	3,344,272	3,435,856	483,930
Software	10,542,201	10,542,201	1,484,838
Less: accumulated depreciation and amortization	(137,847,601)	(192,292,625)	(27,083,850)
Net book value	142,847,637	94,329,310	13,286,005

Depreciation and amortization charges for the years ended December 31, 2021, 2022 and 2023 amounting to RMB47.4 million, RMB91.4 million and RMB86.9 million (US$12.2 million), respectively. The depreciation and amortization charges included in cost of revenues are RMB16.6 million, RMB45.4 million and RMB69.4 million (US$9.8 million) for the years ended December 31, 2021, 2022 and 2023,respectively, and the depreciation and amortization charges included in general and administrative expense are RMB30.8 million, RMB46.0 million and RMB17.5 million (US$2.4 million) for the years ended December 31, 2021, 2022 and 2023, respectively. The Group has recorded a gain on disposal of property, equipment and software amounting to RMB3.9 million, RMB8.8 million, and RMB50,000 (US$7,000), as other income, net for the years ended December 31, 2021, 2022 and 2023, respectively. The Group has recorded impairment loss of equipment of RMB11.6 million, RMB176.9 million and RMB161.0 million (US$22.7 million) for the years ended December 31, 2021, 2022 and 2023, respectively. In the fixed assets, there is a generator set as collateral, which guarantees Montcrypto’s loan.